CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss for the year	$ (20,523,342)	$ (3,121,042)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation of property and equipment	559,101	22,508
Amortization of intangible assets	1,184,831	0
Fair value gain of warrant liability	(22,743,057)	0
Stock-based compensation expense	7,708,877	869,481
Benefit for current and deferred income taxes	(922,510)	0
Net (gains) losses on disposal/write-offs of property, plant and equipment and intangible assets	8,692	0
Provision for credit losses	13,375	0
Net periodic cost of defined benefit obligation	5,354	2,008
Changes in operating assets and liabilities, exclusive of net assets acquired:
Decrease/(increase) in accounts receivable	940,062	(104,620)
Decrease/(increase) in due from related parties	67,781	(67,781)
Decrease/(increase) in contract assets	(1,312,798)	(33,994)
Decrease/(increase) in inventories	(1,595,099)	(75,499)
Decrease/(increase) in prepaid expenses and other current assets	(4,960,827)	(275,100)
Decrease/(increase) in other non-current assets	(197,643)	0
(Decrease)/increase in trade payables	2,958,683	573,572
(Decrease)/increase in due to related parties	(1,114,659)	(128,765)
(Decrease)/increase in deferred income from grants	(563,185)	81,021
(Decrease)/increase in contract liabilities	36,754	129,033
(Decrease)/increase in other current liabilities	4,878,531	696,330
(Decrease)/Increase in income tax payable	9,773	7,780
(Decrease)/Increase in other long-term liabilities	(275,694)	0
Net cash used in operating activities	(35,837,000)	(1,425,068)
Cash flows from investing activities:
Proceeds from sale of property and equipment	6,970	0
Purchases of property and equipment	(3,920,470)	(122,508)
Purchases of intangible assets	(17,747)	0
Advances for the acquisition of property and equipment	(2,200,158)	0
Acquisition of subsidiaries, net of cash acquired	(19,425,378)	0
Net cash used in investing activities	(25,556,783)	(122,508)
Cash flows from financing activities:
Proceeds of issuance of preferred stock	0	1,430,005
Issuance of common stock and paid-in capital from warrants exercise	262,177	0
Proceeds from exercise of stock options	0	21,756
Business Combination and PIPE financing, net of issuance costs paid	141,120,851	0
Repurchase of common stock - cancellation of shares	0	(69,431)
State loan proceeds	118,274	0
Repayments of debt	0	(500,000)
Net cash provided by financing activities	141,501,302	882,330
Net increase/(decrease) in cash and cash equivalents	80,107,519	(665,246)
Effect of exchange rate changes on cash and cash equivalent	(858,823)	(18,035)
Cash and cash equivalents, beginning of year	515,734	1,199,015
Cash and cash equivalents, end of year	79,764,430	515,734
Cash activities
Interest paid	12,433	0
Income taxes paid	957,943	0
Income tax refunds received	0	0
Non-cash investing and financing activities:
Common stock issued as partial consideration of SerEnergy and FES acquisition	37,923,348	0
Stock-based compensation	$ 7,708,877	$ 869,480